Warrant Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Warrant Liabilities
Beginning balance	$ 43	$ 0
Fair value on issue - financing cost	0	50
Fair value gain (loss) on revaluation	204	(7)
Fair value transferred to share capital on exercise	(247)	0
Ending balance	$ 0	$ 43